Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Total principal balance (gross)	$ 83,780	$ 87,860
Current portion	8,160	8,160
Less: Current portion of deferred financing costs	(203)	(193)
Current portion of long-term debt, net of deferred financing costs, current	7,957	7,967
Long-term portion	75,620	79,700
Less: Non-current portion of deferred financing costs	(395)	(421)
Long-term debt, net of current portion and deferred financing costs, non-current	75,225	79,279
Pyxis Theta Vessel [Member] | Seventhone Corp [Member]
Property, Plant, and Equipment [Line Items]
Total principal balance (gross)	13,850	14,750
Pyxis Karteria Vessel [Member] | Tenthone Corp [Member]
Property, Plant, and Equipment [Line Items]
Total principal balance (gross)	11,000	11,600
Pyxis Lamda Vessel [Member] | Eleventhone Corp [Member]
Property, Plant, and Equipment [Line Items]
Total principal balance (gross)	17,850	18,600
Konkar Ormi [Member] | Dryone Corp [Member]
Property, Plant, and Equipment [Line Items]
Total principal balance (gross)	15,300	15,900
Konkar Asteri [Member] | Drytwo Corp [Member]
Property, Plant, and Equipment [Line Items]
Total principal balance (gross)	11,800	12,400
Konkar Venture [Member] | Drythree Corp [Member]
Property, Plant, and Equipment [Line Items]
Total principal balance (gross)	$ 13,980	$ 14,610